Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2016
Other Payables to TV Stations [Abstract]
Summary of other payables to TV Stations
	December 31, 2016	December 31, 2015

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,054,003	1,130,598
	$1,131,178	$1,207,773